UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-09687

              ALLIANCEBERNSTEIN FOCUSED GROWTH & INCOME FUND, INC.
               (Exact name of registrant as specified in charter)

          1345 Avenue of the Americas, New York, New York      10105
              (Address of principal executive offices)      (Zip code)

                                 Mark R. Manley
                             AllianceBernstein L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672

                   Date of fiscal year end: November 30, 2006

                    Date of reporting period: August 31, 2006

ITEM 1. SCHEDULE OF INVESTMENTS.

AllianceBernstein
Focused Growth & Income
Portfolio of Investments
August 31, 2006 (unaudited)

Company                                                  Shares    U.S. $ Value
----------------------------------------------------   ---------   ------------
COMMON STOCKS - 97.6%
Finance - 27.6%
Banking - Money Center - 4.8%
The Bank of New York Co., Inc                            150,000   $  5,062,500
JPMorgan Chase & Co.                                     215,000      9,816,900
                                                                   ------------
                                                                     14,879,400
                                                                   ------------
Banking - Regional - 4.0%
Bank of America Corp.                                    185,000      9,521,950
Northern Trust Corp.                                      50,000      2,799,500
                                                                   ------------
                                                                     12,321,450
                                                                   ------------
Brokerage & Money Management - 0.7%
Merrill Lynch & Co., Inc.                                 30,000      2,205,900
                                                                   ------------
Insurance - 14.3%
ACE, Ltd.                                                 85,000      4,578,100
Allstate Corp.                                            75,000      4,345,500
American International Group, Inc.                       200,000     12,764,000
Axis Capital Holdings Ltd.                               525,000     17,025,750
Hartford Financial Services Group, Inc.                   33,000      2,833,380
The Progressive Corp.                                     90,000      2,213,100
                                                                   ------------
                                                                     43,759,830
                                                                   ------------
Miscellaneous - 2.2%
Citigroup, Inc.                                          135,000      6,662,250
                                                                   ------------
Mortgage Banking - 1.6%
Federal National Mortgage Association                     92,500      4,870,125
                                                                   ------------
                                                                     84,698,955
                                                                   ------------
Technology - 18.3%
Communication Equipment - 5.6%
Cisco Systems, Inc. (a)                                  425,000      9,345,750
Motorola, Inc.                                           225,000      5,260,500
QUALCOMM, Inc.                                            70,000      2,636,900
                                                                   ------------
                                                                     17,243,150
                                                                   ------------
Computer Hardware/Storage - 5.7%
International Business Machines Corp.                     62,500      5,060,625
Sun Microsystems, Inc. (a)                             2,500,000     12,475,000
                                                                   ------------
                                                                     17,535,625
                                                                   ------------
Computer Services - 0.9%
Fiserv, Inc. (a)                                          60,000      2,650,200
                                                                   ------------
Semiconductor Capital Equipment - 1.6%
Applied Materials, Inc.                                  290,000      4,895,200
                                                                   ------------
Semiconductor Components - 0.9%
Nvidia Corp. (a)                                          90,000      2,619,900
                                                                   ------------
Software - 3.6%
Amdocs Ltd. (a)                                           70,000      2,656,500
Microsoft Corp.                                          325,000      8,349,250
                                                                     11,005,750
                                                                   ------------
                                                                     55,949,825
                                                                   ------------
Consumer Services - 14.7%
Airlines - 0.6%
Continental Airlines, Inc. -Class B (a)                   66,300      1,663,467
                                                                   ------------
Broadcasting & Cable - 6.5%

News Corp. -Class A                                      420,000      7,992,600
Time Warner, Inc.                                        715,000     11,883,300
                                                                   ------------
                                                                     19,875,900
                                                                   ------------
Entertainment & Leisure - 0.8%
Walt Disney Co.                                           85,000      2,520,250
                                                                   ------------
Restaurants & Lodging - 1.6%
Hilton Hotels Corp.                                      100,000      2,547,000
McDonald's Corp.                                          68,500      2,459,150
                                                                   ------------
                                                                      5,006,150
                                                                   ------------
Retail - General Merchandise - 5.2%
Best Buy Co., Inc.                                        60,000      2,820,000
eBay, Inc. (a)                                           185,200      5,159,672
Home Depot, Inc.                                         235,000      8,058,150
                                                                   ------------
                                                                     16,037,822
                                                                   ------------
                                                                     45,103,589
                                                                   ------------
Consumer Staples - 12.1%
Household Products - 2.5%
Procter & Gamble Co.                                     126,100      7,805,590
                                                                   ------------
Miscellaneous - 1.5%
Fortune Brands, Inc.                                      65,000      4,719,000
                                                                   ------------
Tobacco - 8.1%
Altria Group, Inc.                                       100,000      8,353,000
Loews Corp.                                              150,000      5,772,000
Loews Corp. - Carolina Group                             185,000     10,593,100
                                                                   ------------
                                                                     24,718,100
                                                                   ------------
                                                                     37,242,690
                                                                   ------------
Capital Goods - 8.2%
Electrical Equipment - 3.1%
Emerson Electric Co.                                     115,000      9,447,250
                                                                   ------------
Machinery - 0.8%
ITT Corp.                                                 50,000      2,447,500
                                                                   ------------
Miscellaneous - 3.8%
General Electric Co.                                     150,000      5,109,000
Illinois Tool Works, Inc.                                 90,000      3,951,000
United Technologies Corp.                                 40,000      2,508,400
                                                                   ------------
                                                                     11,568,400
                                                                   ------------
Pollution Control - 0.5%
Waste Management, Inc.                                    45,900      1,573,452
                                                                   ------------
                                                                     25,036,602
                                                                   ------------
Health Care - 7.0%
Drugs - 3.8%
Eli Lilly & Co.                                           40,000      2,237,200
Forest Laboratories, Inc. (a)(b)                          20,000        999,600
Merck & Co., Inc.                                         70,000      2,838,500
Wyeth                                                    117,500      5,722,250
                                                                   ------------
                                                                     11,797,550
                                                                   ------------
Medical Services - 3.2%
WellPoint, Inc. (a)                                      125,000      9,676,250
                                                                   ------------
                                                                     21,473,800
                                                                   ------------
Utilities - 4.5%
Telephone Utility - 4.5%
AT&T, Inc.                                               275,000      8,560,750
Verizon Communications, Inc.                             150,000      5,277,000
                                                                   ------------
                                                                     13,837,750
                                                                   ------------
Transportation - 2.2%
Air Freight - 1.4%
United Parcel Service, Inc. -Class B                      60,000      4,203,000
                                                                   ------------
Railroad - 0.8%
Union Pacific Corp.                                       30,000      2,410,500
                                                                   ------------

                                                                      6,613,500
                                                                   ------------
Basic Industry - 1.7%
Chemicals - 1.7%
Air Products & Chemicals, Inc. (b)                        80,000      5,303,200
                                                                   ------------
Multi Industry Companies - 1.3%
Multi Industry Companies - 1.3%
Honeywell International, Inc.                            100,000      3,872,000
                                                                   ------------
Total Common Stocks
   (cost $252,113,417)                                              299,131,911
                                                                   ------------

                                                       Principal
                                                         Amount
                                                         (000)
                                                       ---------
SHORT-TERM INVESTMENT - 2.1%
Time Deposit - 2.1%
State Street Euro Dollar
   4.60%, 9/01/06
   (cost $6,502,000)                                      $6,502      6,502,000
                                                                   ------------

                                                         Shares
                                                       ---------
Total Investments Before Security Lending
Collateral - 99.7%
   (cost $258,615,417)                                              305,633,911
                                                                   ------------
INVESTMENT OF CASH COLLATERAL FOR SECURITIES
   LOANED - 1.3%
Short-Terms - 1.3%
UBS Private Money Market Fund, LLC.
   (cost $3,896,963)                                   3,896,963      3,896,963
                                                                   ------------
Total Investments - 101.0%
   (cost $262,512,380)                                              309,530,874
Other assets less liabilities - (1.0)%                               (2,978,636)
                                                                   ------------
Net Assets - 100.0%                                                $306,552,238
                                                                   ------------

(a)  Non-income producing security.

(b)  Represents entire or partial securities out on loan.

     Please note: The sector classifications presented herein are based on the sector categorizations methodology of the Adviser.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3. EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.   DESCRIPTION OF EXHIBIT
-----------   ----------------------
11 (a) (1)    Certification of Principal Executive Officer Pursuant to Section
              302 of the Sarbanes-Oxley Act of 2002

11 (a) (2)    Certification of Principal Financial Officer Pursuant to Section
              302 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Focused Growth & Income Fund, Inc.


By: /s/ Marc O. Mayer
    ----------------------------------
    Marc O. Mayer
    President

Date: October 23, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Marc O. Mayer
    ----------------------------------
    Marc O. Mayer
    President

Date: October 23, 2006


By: /s/ Joseph J. Mantineo
    ----------------------------------
    Joseph J. Mantineo
    Treasurer and Chief Financial Officer

Date: October 23, 2006